Fair value of financial instruments - Effect of unobservable inputs on fair value measurement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Negative Effect On Fair Value Measurements [Member]
Disclosure of Fair value of financial instruments [Line Items]
Change in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (230)
Positive Effect On Fair Value Measurements [Member]
Disclosure of Fair value of financial instruments [Line Items]
Change in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 240